Convertible Securities Payable - Schedule of Convertible Securities Payable (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Convertible Securities Payable [Line Items]
At beginning of year/period
Addition	9,931,706	2,357,675
Interest expenses	294,875	70,000
Conversion	(2,569,625)	(610,000)
At end of year/period	RM 7,656,956	$ 1,817,675